Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	17,379	22,697
600-639	7,572	7,672
640-679	6,735	6,281
680-719	3,745	4,009
720-759	1,889	2,074
760-799	909	1,094
Greater than 800	217	234
No FICO available	298	362
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	17,169	22,334
600-639	7,489	7,563
640-679	6,646	6,185
680-719	3,698	3,949
720-759	1,875	2,057
760-799	903	1,087
Greater than 800	215	232
No FICO available	284	281
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	210	363
600-639	83	109
640-679	89	96
680-719	47	60
720-759	14	17
760-799	6	7
Greater than 800	2	2
No FICO available	14	81
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250